Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	AOCI Attributable to Parent [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Sep. 30, 2023	$ 22,000	$ (11,240,000)	$ 7,716,000	$ (30,280,000)	$ (33,782,000)
Balance, shares at Sep. 30, 2023	22,030,917
Share-based compensation			3,667,000		3,667,000
Settlement of RSUs	$ 1,000		(1,000)
Settlement of RSUs, shares	1,066,147
Share redemption	$ (1,000)		1,000
Share redemption, shares	(1,186,843)
Acquisitions			401,000		401,000
Acquisitions, shares	120,860
Private placement			707,000		707,000
Equity issued in private placement, shares	464,874
Foreign exchange translation adjustment		13,639,000			13,639,000
Net loss				(43,054,000)	(43,054,000)
Balance at Sep. 30, 2024	$ 22,000	2,399,000	12,491,000	(70,031,000)	(55,119,000)
Balance, shares at Sep. 30, 2024	22,495,955
Net loss				(45,006,000)	(45,006,000)
Pre-Merger share-based compensation	$ 2,000		2,419,000		2,421,000
Pre-Merger share-based compensation, shares	2,154,356
Conversion of convertible debt			927,000		927,000
Conversion of convertible debt, shares	470,503
Shares issued for professional services	$ 1,000		3,088,000		3,089,000
Shares issued for professional services, shares	1,566,556
Shares issued for settlement of accounts payable	$ 2,000		3,638,000		3,640,000
Shares issued for settlement of accounts payable, shares	1,847,329
Shares issued for private placement			438,000		438,000
Shares issued for private placement, shares	231,381
Warrant exercises
Warrant exercises, shares	77,538
Recapitalization adjustment in connection with Merger	$ (26,000)		(7,244,000)		(7,270,000)
Recapitalization adjustment in connection with Merger, shares	(26,323,200)
Post-Merger share-based compensation	$ 3,000		3,203,000		3,206,000
Post-Merger share-based compensation, shares	3,482,799
Shares issued for private placement, post-Merger	$ 9,000		8,791,000		8,800,000
Shares issued for private placement, post-merger, shares	1,280,000
Shares issued for acquisition costs	$ 2,000		3,341,000		3,343,000
Shares issued for acquisition costs, shares	1,599,231
Shares issued to acquire Better Choice	$ 9,000		6,858,000		6,867,000
Shares issued to acquire Better Choice, shares	8,898,069
Share repurchase			(137,000)		(137,000)
Share repurchased, shares	(76,800)
Exercise of pre-funded warrants
Exercise of pre-funded warrants, shares	50,000
Shares issued for professional services	$ 2,000		982,000		984,000
Shares issued for professional services, shares	2,193,355
Warrants issued in connection with convertible debt			283,000		283,000
Halo SPV share exchange	$ 5,000		(5,000)
Halo SPV share exchange, shares	4,950,000
Share cancellations
Share cancelled, shares	(376,121)
Retraction of exchangeable shares and conversion to common stock
Retraction of exchangeable shares and conversion to common stock, shares	394,789
Reclassification of AOCI related to discontinued operations		(2,399,000)		2,399,000
Deconsolidation of SRX (discontinued operations)			(15,769,000)	89,710,000	73,941,000
Balance at Sep. 30, 2025	$ 31,000		$ 23,304,000	$ (22,928,000)	$ 407,000
Balance, shares at Sep. 30, 2025	24,915,740